Related Party Transactions - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [Line Items]
Receivables from equity holders	$ 1	$ 0
Canpotex [Member]
Disclosure of transactions between related parties [Line Items]
Sales	$ 1,625	$ 1,657